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LIBERTY

COLONIAL * CRABBE HUSON * NEWPORT * STEIN ROE ADVISOR


May 2, 2000

VIA EDGAR

Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C. 20549

Re:       Colonial Growth and Income Fund, Variable Series
          Stein Roe Global Utilities Fund, Variable Series
          Colonial Small Cap Value Fund, Variable Series
          Colonial U.S. Growth & Income Fund, Variable Series
             (formerly known as "Colonial U.S. Stock Fund, Variable Series") Colonial Strategic Income Fund, Variable Series
          Colonial High Yield Securities  Fund,   Variable  Series
          Liberty  All-Star  Equity  Fund, Variable  Series
          Colonial  International  Fund for  Growth,  Variable Series
          Newport Tiger Fund,  Variable  Series
          Colonial  International Horizons Fund,  Variable Series
          Colonial Global Equity Fund,  Variable Series
          Crabbe Huson Real Estate Investment Fund, Variable Series (Registration Nos. 33-59216 and 811-7556)

Ladies and Gentlemen:

Pursuant to the requirements of Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the Prospectuses and Statement of Additional Information dated May 1, 2000 for the Funds do not differ from that contained in Post-Effective Amendment No. 21 (the "Amendment") to the Trust's Registration Statement on Form N-1A. The Amendment was filed electronically on April 25, 2000.

Very truly yours,

LIBERTY VARIABLE INVESTMENT TRUST


By: /s/Ellen Harrington
       Assistant Secretary

cc:     M. Muller (Ropes)
        D. Young (2)
        J. DiMaria (PWC)
        J. Terrazino (Stein Roe)
        L. DiSilva
        M. Jarstfer
        Portfolio Managers

One Financial Center, Boston, MA 02111-2621, 1-800-225-2365